FINANCIAL INSTRUMENTS - (Gain)/loss on fair value of financial instruments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Aug. 03, 2016
Disclosure of detailed information about financial instruments [line items]
Loss/(gain) on fair value of 7% Convertible Debentures embedded derivative	$ 1,431	$ (6,786)
Unrealized loss on non-hedge derivative contracts	211	0
(Gain)/loss on fair value of financial instruments, net	$ 1,642	(6,786)
5% Convertible Debentures
Disclosure of detailed information about financial instruments [line items]
Borrowings, interest rate	5.00%
7% Convertible Debentures
Disclosure of detailed information about financial instruments [line items]
Unrealized loss on non-hedge derivative contracts	$ 1,431	$ (6,786)
Borrowings, interest rate	7.00%		7.00%